Related party transactions	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Related party transactions
35. Related party transactions
Joint ventures and associates
There are no material related transactions with joint ventures or associates in 2025 or 2024.
Key management personnel
Key management personnel are deemed to be the
Non-Executive
and Executive Directors (see pages
72
-75
) and the members of the Pearson Executive Management team (see pages
7
6
-7
8
).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2025.
The compensation paid to
Non-Executive
Directors is disclosed on page
131
of the Directors Remuneration Report and is not included in the table below.
Short term employee benefits and retirement benefits in relation to Executive Directors are disclosed on page
1
3
5
 of the Directors Remuneration Report and are not included in the table below.
All compensation in relation to the Pearson Executive Management team is disclosed in the table below, along with share-based payment costs in relation to the Executive Directors.

All figures in £ millions	2025	2024	2023

Short-term employee benefits	15	10	9

Retirement benefits	1	1	1

Share-based payment costs	16	19	11

Total	32	30	21
There were no other material related party transactions. No guarantees have been provided to related parties.